Long Term Debt	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 14 — LONG TERM DEBT
Long-term debt as of the dates indicated consists of the following:

	September 30,
	2014	2013
7.375% Senior Notes maturing February 2022	$1,375.0	$1,375.0
6.75% Senior Notes maturing December 2021	875.0	—
6.00% Senior Notes maturing December 2022	630.0	—
Term Loan	882.8	—
TEUs (see Note 18)	38.4	—
4.57% 2012 Series Bond maturing September 2017	4.8	—
Secured notes	1.1	—
Capital leases	3.8	—
	3,810.9	1,375.0
Less: Current Portion	(25.6)	—
Plus: Unamortized premium (discount), net	45.2	33.6
Total long-term debt	$3,830.5	$1,408.6

On February 3, 2012, the Company issued 7.375% senior notes in an aggregate principal amount of $775.0 to Ralcorp pursuant to a contribution agreement in connection with the internal reorganization. The 7.375% senior notes were issued pursuant to an indenture dated as of February 3, 2012 among the Company, Post Foods, LLC, as guarantor, and Wells Fargo Bank, National Association, as trustee.
On October 25, 2012, the Company issued additional 7.375% senior notes with an aggregate principal value of $250.0 at a price of 106% of par value. On July 18, 2013, the Company issued additional 7.375% senior notes with an aggregate principal value of $350.0 at a price of 105.75% of par value. The premiums related to these 7.375% senior notes are amortized as a reduction to interest expense over the term of the senior notes. Interest payments on the 7.375% senior notes are due semi-annually each February 15 and August 15. The maturity date of the 7.375% senior notes is February 15, 2022.
On November 18, 2013, the Company issued $525.0 principal value of 6.75% senior notes due in December 2021. The 6.75% senior notes were issued at par and the Company received $516.2 after paying investment banking and other fees of $8.8, which will be deferred and amortized to interest expense over the term of the notes. On March 19, 2014, the Company issued an additional $350.0 principal value of 6.75% senior notes due in December 2021. The additional 6.75% senior notes were issued at 105.75% of par value and the Company received $364.0 after paying investment banking and other fees of $6.1, which will be deferred and amortized to interest expense over the term of the notes. Interest payments on the 6.75% senior notes are due semi-annually each June 1 and December 1.
On June 2, 2014, the Company issued $630.0 principal value of 6.00% senior notes due in December 2022. The 6.00% senior notes were issued at par and the Company received $619.0 after paying investment banking and other fees of $11.0, which will be deferred and amortized to interest expense over the term of the notes. Interest payments on the 6.00% senior notes are due semi-annually each June 15 and December 15.
The 7.375% senior notes, 6.75% senior notes and 6.00% senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future material domestic subsidiaries (other than immaterial subsidiaries or receivables finance subsidiaries). Our foreign subsidiaries do not guarantee the senior notes. These guarantees are subject to release in limited circumstances (only upon the occurrence of certain customary conditions). See Note 22 for additional information.
On January 29, 2014, the Company entered into a Credit Agreement as amended on May 1, 2014 (the “Credit Agreement”) among the Company, the institutions from time to time party thereto as Lenders (the “Lenders”), Barclays Bank PLC, Credit Suisse Securities (USA) LLC, Goldman Sachs Bank USA and Wells Fargo Securities, LLC, as Joint Lead Arrangers and Joint Bookrunners, Barclays Bank PLC, as Syndication Agent, Credit Suisse AG, Cayman Islands Branch and Goldman Sachs Bank USA, as Documentation Agents, and Wells Fargo Bank, National Association, as Administrative Agent for the Lenders (in such capacity, the “Agent”). The Credit Agreement, together with a Joinder Agreement No. 1, dated May 1, 2014, provided for a revolving credit facility in an aggregate principal amount of $400.0 (the “Revolving Credit Facility”) and potential incremental revolving and term facilities at the request of the Company and at the discretion of the Lenders, on terms to be determined and in a maximum aggregate amount not to exceed the greater of $600.0 and an amount such that the Company’s pro forma senior secured leverage ratio would not exceed 2.50 to 1.00. The outstanding amounts under the Revolving Credit Facility must be repaid on or before January 29, 2019. The Company incurred $3.6 of issuance costs in connection with the Credit Agreement. The revolving credit facility has outstanding letters of credit of $0.5 which reduces the available borrowing capacity to $399.5 at September 30, 2014.
Borrowings under the Revolving Credit Facility bear interest at the Eurodollar Rate or the Base Rate (as such terms are defined in the Credit Agreement) plus an applicable margin ranging from 2.00% to 2.50% for Eurodollar Rate-based loans and from 1.00% to 1.50% for Base Rate-based loans, depending upon the Company’s senior secured leverage ratio.
The Credit Agreement contains customary affirmative and negative covenants for agreements of this type, including delivery of financial and other information, compliance with laws, maintenance of property, existence, insurance and books and records, inspection rights, obligation to provide collateral and guarantees by new subsidiaries, preparation of environmental reports, participation in an annual meeting with the Agent and the Lenders, further assurances, satisfaction of post-closing obligations, limitations with respect to indebtedness, liens, fundamental changes, restrictive agreements, use of proceeds, amendments of organization documents, accounting changes, prepayments and amendments of indebtedness, dispositions of assets, acquisitions and other investments, sale leaseback transactions, conduct of business, transactions with affiliates, dividends and redemptions or repurchases of stock, capital expenditures, and granting liens on real property.
The Credit Agreement also contains customary financial covenants including (a) a quarterly maximum senior secured leverage ratio of 3.00 to 1.00, and (b) a quarterly minimum interest coverage ratio of 1.75 to 1.00. However, among other provisions, the Credit Agreement permits the Company to incur additional unsecured debt only if its consolidated leverage ratio, calculated as provided in the Credit Agreement, would be less than 5.75 to 1.00 after giving effect to such new debt. As of September 30, 2014, the Company’s consolidated leverage ratio exceeded this threshold. However, the Credit Agreement, after giving effect to the previously discussed amendment, permitted the Company to issue, in June 2014, the unsecured debt transactions described above in connection with the Company’s acquisition of Michael Foods.
The Credit Agreement provides for customary events of default, including material breach of representations and warranties, failure to make required payments, failure to comply with certain agreements or covenants, failure to pay, or default under, certain other material indebtedness, certain events of bankruptcy and insolvency, inability to pay debts, the occurrence of one or more unstayed or undischarged judgments in excess of $60.0 or attachments issued against a material part of the Company’s property, change in control, the invalidity of any loan document, the failure of the collateral documents to create a valid and perfected first priority lien, and certain ERISA events. Upon the occurrence of an event of default, the Agent will, at the request of, or may, with the consent of, lenders holding more than 50% in principal amount of lender commitments and outstanding loans under the Credit Agreement, cause the maturity of the loans to be accelerated and exercise other rights and remedies available at law or under the loan documents, including with respect to the collateral and guarantees for the Company’s obligations under the Credit Agreement.
On June 2, 2014, the Company entered into a Joinder Agreement No. 2 (the “Joinder No. 2”), by and among Barclays Bank PLC, the Company and the guarantors party thereto, and consented to by Wells Fargo Bank, National Association, as Administrative Agent. The Joinder No. 2 provided for, upon completion of the acquisition of Michael Foods and subject to certain other conditions, an incremental term loan of $885.0 (the “Term Loan”) under the Company’s existing Credit Agreement. Pursuant to the Joinder No. 2, the Company borrowed approximately $885.0 as a Term Loan under the Credit Agreement. The loan was issued at 99.5% of par and the Company received $860.9 after accounting for the original issue discount of $4.4 and paying investment banking and other fees of $19.7. The outstanding amounts under the Term Loan must be repaid in quarterly principal installments of $2.2 beginning on September 30, 2014 and any remaining outstanding principal balance must be repaid in full on June 2, 2021. The Joinder No. 2 also requires the Company to make certain prepayments of principal of the Term Loan under specified circumstances.
The Company’s obligations under the Credit Agreement are unconditionally guaranteed by each of its existing and subsequently acquired or organized material domestic subsidiaries. The Company’s obligations under the Credit Agreement are secured by security interests on substantially all of the personal property assets of the Company and the Guarantors, and will be secured by the material real property assets of the Company and the Guarantors.
In February 2014, the Company paid $2.5 of financing fees to the underwriters of a financing commitment the Company entered into in September 2013 to fund our acquisition of Dakota Growers. The commitment was not exercised and the Company has expensed the full amount to interest expense for the year ended September 30, 2014. In addition, financing costs of $4.3 related to the unused bridge loan and $6.7 for the portion of the term loan commitment not used were immediately recorded to interest expense during the year ended September 30, 2014.
In connection with the acquisition of Michael Foods, the Company assumed debt consisting of a 4.57% 2012 Series Bond and the secured notes. The 4.57% 2012 Series Bond guarantees the repayment of certain industrial revenue bonds used for the expansion of the wastewater treatment facility in Wakefield, Nebraska. The bond bears interest at a rate of 4.57% and matures September 15, 2017. The secured notes are variable-rate notes secured by equipment used in Michael Foods’ potato products facility and mature on November 25, 2014. At September 30, 2014, the notes had an effective interest rate of 3.6%.
At September 30, 2014, capital leases consisted of a lease, with an outstanding balance of $3.8, on Michael Foods’ Winnipeg, Manitoba egg products processing facility which expires August 31, 2022.
Debt Covenants
The terms of the Credit Facility require the Company to comply with certain financial covenants consisting of ratios for maximum consolidated senior secured leverage and minimum consolidated interest expense coverage. As of September 30, 2014, the Company was in compliance with all such financial covenants.